UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07853
Kalmar Pooled Investment Trust
(Exact name of registrant as specified in charter)
Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807
(Address of principal executive offices) (Zip code)
Ford B. Draper, Jr., President
Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-463-6670
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
COMMON STOCK — 95.9%
Consumer Discretionary — 23.1%
Advertising Agencies — 0.9%
Constant Contact, Inc. * (a)	150,775	$2,606,900

Auto Parts — 2.5%
Gentex Corp. (a)	129,735	3,120,127
LKQ Corp. *	177,025	4,276,924

		7,397,051

Cosmetics — 0.9%
Elizabeth Arden, Inc. *	96,430	2,742,469

Diversified Media — 0.9%
Belo Corp.	578,020	2,826,518

Educational Services — 2.7%
American Public Education, Inc. * (a)	119,415	4,060,110
DeVry, Inc.	111,305	4,113,833

		8,173,943

Entertainment — 1.6%
Imax Corp. *	118,345	1,713,636
Live Nation Entertainment, Inc. * (a)	363,015	2,907,750

		4,621,386

Leisure Time — 2.4%
Life Time Fitness, Inc. * (a)	195,455	7,202,517

Restaurants — 2.9%
BJ’s Restaurants, Inc. * (a)	80,385	3,545,782
Bravo Brio Restaurant Group, Inc. *	127,680	2,124,595
Ruby Tuesday, Inc. *	412,360	2,952,498

		8,622,875

See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments— continued
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
Consumer Discretionary — (Continued)

Specialty Retail — 6.7%
DSW, Inc. (A Shares)	123,705	$5,712,697
Tractor Supply Co.	80,565	5,039,341
Ulta Salon Cosmetics & Fragrance, Inc. * (a)	110,665	6,886,683
Zumiez, Inc. * (a)	140,590	2,461,731

		20,100,452

Textiles Apparel & Shoes — 1.6%
Oxford Industries, Inc.	138,390	4,746,777

Total Consumer Discretionary		69,040,888

Consumer Staples — 2.1%
Foods — 2.1%
United Natural Foods, Inc. * (a)	170,990	6,333,470

Total Consumer Staples		6,333,470

Energy — 6.1%
Offshore Drilling & Other Services — 0.9%
Atwood Oceanics, Inc. *	80,455	2,764,434

Oil Well Servies & Equipment — 1.1%
Core Laboratories N.V. (a)	35,075	3,150,787

Oil: Crude Producers — 4.1%
Brigham Exploration Co. *	218,805	5,527,014
Magnum Hunter Resources Corp. * (a)	361,690	1,197,194
Niko Resources, Ltd.	38,890	1,582,045
Rex Energy Corp. * (a)	323,975	4,098,284

		12,404,537

Total Energy		18,319,758

Financial Services — 1.9%
Financial Data & Systems — 1.9%
Alliance Data Systems Corp. * (a)	62,025	5,749,718

Total Financial Services		5,749,718

See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments— continued
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
Healthcare — 9.9%
Medical & Dental Instruments & Supplies — 7.0%
Cooper Companies, Inc. (The)	159,580	$12,630,757
ResMed, Inc. * (a)	172,150	4,956,198
Volcano Corp. * (a)	115,681	3,427,628

		21,014,583

Medical Equipment — 2.9%
Luminex Corp. *	220,245	4,882,832
SonoSite, Inc. *	125,520	3,808,277

		8,691,109

Total Healthcare		29,705,692

Materials & Processing — 5.8%
Chemicals: Diversified — 2.3%
Albemarle Corp.	171,745	6,938,498

Chemicals: Specialty — 1.7%
Polypore International, Inc. *	90,145	5,094,995

Diversified Materials & Processing — 1.3%
Belden, Inc.	141,935	3,660,504

Gold — 0.5%
San Gold Corp. *	734,960	1,528,975

Total Materials & Processing		17,222,972

Producer Durables — 17.4%
Air Transport — 0.7%
Atlas Air Worldwide Holdings, Inc. *	67,965	2,262,555

Commercial Services: Rental & Leasing — 0.5%
Mobile Mini, Inc. *	92,865	1,526,701

Commercial Vehicles & Parts — 0.6%
Rush Enterprises, Inc. (A Shares) *	129,770	1,837,543

Engineering & Contracting Services — 1.9%
Chicago Bridge & Iron Co. N.V.	195,030	5,583,709

See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments— continued
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
Producer Durables — (Continued)
Environmental, Maintenance, And Security Services — 2.0%
Corrections Corp. of America *	261,125	$5,924,926

Forms And Bulk Printing Services — 0.9%
InnerWorkings, Inc. * (a)	350,860	2,750,742

International Trade And Diversified Logistics — 1.9%
MSC Industrial Direct Co., Inc. (A Shares)	100,470	5,672,536

Machinery: Industrial — 4.3%
Kennametal, Inc.	135,740	4,444,128
Middleby Corp. *	63,405	4,467,516
Tennant Co.	114,600	4,053,402

		12,965,046

Scientific Instruments: Control & Filter — 1.3%
Robbins & Myers, Inc.	113,705	3,946,700

Scientific Instruments: Electrical — 1.3%
EnerSys, Inc. *	192,625	3,856,352

Shipping — 0.9%
UTi Worldwide, Inc.	198,225	2,584,854

Truckers — 1.1%
Celadon Group, Inc.	174,690	1,551,247
Knight Transportation, Inc.	128,245	1,706,941

		3,258,188

Total Producer Durables		52,169,852

Technology — 29.6%
Communications Technology — 2.5%
Ixia *	263,100	2,017,977
NICE-Systems, Ltd., Sponsored *	104,800	3,180,680
Polycom, Inc. *	120,960	2,222,035

		7,420,692

See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments— continued
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
Technology — (Continued)
Computer Services Software & Systems — 18.8%
Acxiom Corp. *	255,635	$2,719,956
Ariba, Inc. *	267,180	7,403,558
Bankrate, Inc. * (a)	123,235	1,874,404
Cadence Design Systems, Inc * (a)	257,590	2,380,132
Concur Technologies, Inc. * (a)	69,600	2,590,512
DealerTrack Holdings, Inc. * (a)	263,895	4,135,235
Digital River, Inc. *	133,495	2,767,351
MICROS Systems, Inc. *	86,315	3,790,092
NIC, Inc.	369,002	4,225,073
Pegasystems, Inc (a)	115,225	3,527,037
RightNow Technologies, Inc. *	141,870	4,688,803
Rovi Corp. * (a)	77,467	3,329,532
Sapient Corp.	457,775	4,641,838
Syntel, Inc.	72,590	3,135,162
Ultimate Software Group, Inc. * (a)	104,615	4,887,613

		56,096,298

Computer Technology — 0.9%
Intermec, Inc. *	206,490	1,346,315
Super Micro Computer, Inc. *	100,035	1,253,438

		2,599,753

Electronic Components — 2.6%
3D Systems Corp. * (a)	178,140	2,492,179
Rogers Corp. *	134,205	5,251,442

		7,743,621

Production Technology Equipment — 1.7%
ATMI, Inc. *	159,255	2,519,414
Teradyne, Inc. * (a)	239,415	2,635,959

		5,155,373

Semiconductors & Components — 3.1%
Atmel Corp. *	372,075	3,002,645
Diodes, Inc. *	68,595	1,229,222
MaxLinear, Inc. * (a)	202,180	1,306,083
See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Schedule of Investments— continued
September 30, 2011
(Unaudited)

		Value
	Shares	(Note 1)
Technology — (Continued)
Microsemi Corp. *	77,910	$1,245,002
Power Integrations, Inc. (a)	84,795	2,595,575

		9,378,527

Total Technology		88,394,264

Total Common Stock (Cost $229,019,251)		286,936,614

SECURITIES LENDING COLLATERAL — 18.6%
BlackRock Liquidity Fund	55,785,353	55,785,353

Total Securities Lending Collateral (Cost $55,785,353)		55,785,353

MONEY MARKET SECURITY — 3.7%

Money Market Fund — 3.7%
BlackRock Liquidity Funds TempFund Portfolio	10,934,048	10,934,048

Total Money Market Security (Cost $10,934,048)		10,934,048

TOTAL INVESTMENTS (Cost $295,738,652) — 118.2%		353,656,015

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.2)%		(54,421,633)

NET ASSETS — 100.0%		$299,234,382

*	Non-income producing security

(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investments.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$295,738,652

Gross unrealized appreciation	$81,593,749
Gross unrealized depreciation	(23,676,386)

Net unrealized appreciation	$57,917,363

See Accompanying Notes to Quarterly Schedule of Investments

Kalmar
Pooled
Investment
Trust
“Growth-with-Value” Small Cap Fund
Notes to Quarterly Schedule of Investments (Unaudited)
1. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation. The Fund’s securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.
Fair Value Measurements.The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

			Level 2
	Total		Significant	Level 3
	Value at	Level 1	Other	Significant
	September 30,	Quoted	Observable	Unobservable
	2011	Prices	Inputs	Inputs
Common Stocks*	$286,936,614	$286,936,614	$—	$—
Money Market Security	10,934,048	10,934,048	—	—
Securities Lending Collateral	55,785,353	—	55,785,353	—

Total	$353,656,015	$297,870,662	$55,785,353	$—

*	Please refer to the Schedule of Investments for industry and security type breakouts.
For the period ended September 30, 2011, the Fund held no securities which measured their fair value using level 3 inputs.
SECURITIES LENDING — The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2011, the market value of the securities on loan and collateral are $54,299,848 and $55,785,353, respectively.
For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)
Date November 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)
Date November 16, 2011

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer
(principal financial officer)
Date November 16, 2011

*	Print the name and title of each signing officer under his or her signature.